Pruco Life Insurance Company of New Jersey	Jordan K. Thomsen Vice President and Corporate Counsel Pruco Life Insurance Company of New Jersey 213 Washington Street Newark, NJ 07102 (973) 802-4193 jordan.thomsen@prudential.com March 9, 2023

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:    Pruco Life Insurance Company of New Jersey (“Depositor”)
Pruco Life of New Jersey Variable Insurance Account (“Registrant”) (File No. 811-03646)

Dear Commissioners:

Pruco Life Insurance Company of New Jersey (“We”), on behalf of the Registrant, has transmitted to contract owners the annual reports for the underlying funds for the period ending December 31, 2022.

Fund Company	1940 Act Registration No.
Advanced Series Trust ("AST")	811-05186
The Prudential Series Fund, Inc.	811-03623

We understand that the Fund Companies each have filed or will file their reports with the Commission under separate cover.

If you have any questions regarding this filing, please contact me at (973) 802-4193.

Sincerely,

/s/ Jordan K. Thomsen
Jordan K. Thomsen

VIA EDGAR